Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY FOCUS GROWTH FUND
Central Index Key	dei_EntityCentralIndexKey	0000314366
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 24, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2012
Morgan Stanley Focus Growth Fund (Prospectus Summary) | Morgan Stanley Focus Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMOAX
Morgan Stanley Focus Growth Fund (Prospectus Summary) | Morgan Stanley Focus Growth Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMOBX
Morgan Stanley Focus Growth Fund (Prospectus Summary) | Morgan Stanley Focus Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMOCX
Morgan Stanley Focus Growth Fund (Prospectus Summary) | Morgan Stanley Focus Growth Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMODX